Document and Entity Information	Aug. 08, 2023
Cover [Abstract]
Entity Registrant Name	ASTRONICS CORP
Amendment Flag	false
Entity Central Index Key	0000008063
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Incorporation State Country Code	NY
Entity File Number	0-7087
Entity Tax Identification Number	16-0959303
Entity Address, Address Line One	130 Commerce Way
Entity Address, City or Town	East Aurora
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14052
City Area Code	(716)
Local Phone Number	805-1599
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	ATRO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false